Unaudited Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Share capital [Member]	Share premium [Member]	Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 143	$ 178,882	$ (5)	$ (168,106)	$ 10,914
Profit (loss) for the period	0	0	0	(2,777)	(2,777)
Other comprehensive income (loss)	0	0	(9)	0	(9)
Total comprehensive income (loss)	0	0	(9)	(2,777)	(2,786)
Issuance of ordinary shares, net of issuance expenses	40	25,429	0	0	25,469
Exercise of options	1	0	0	0	1
Share-based compensation	0	1,331	0	0	1,331
Balance at Jun. 30, 2023	184	205,642	(14)	(170,883)	34,929
Balance at Dec. 31, 2022	143	178,882	(5)	(168,106)	10,914
Profit (loss) for the period	0	0	0	(6,716)	(6,716)
Other comprehensive income (loss)	0	0	(13)	0	(13)
Total comprehensive income (loss)	0	0	(13)	(6,716)	(6,729)
Exercise of RSU	1	0	0	0	1
Issuance of ordinary shares, net of issuance expenses	40	25,429	0	0	25,469
Share-based compensation	0	1,940	0	0	1,940
Balance at Dec. 31, 2023	184	206,251	(18)	(174,822)	31,595
Balance at Mar. 31, 2023	183	204,930	(14)	(171,799)	33,300
Profit (loss) for the period	0	0	0	916	916
Other comprehensive income (loss)	0	0	0	0	0
Total comprehensive income (loss)	0	0	0	916	916
Issuance expenses	0	0	0	0	0
Exercise of options	1	0	0	0	1
Share-based compensation	0	712	0	0	712
Balance at Jun. 30, 2023	184	205,642	(14)	(170,883)	34,929
Balance at Dec. 31, 2023	184	206,251	(18)	(174,822)	31,595
Profit (loss) for the period	0	0	0	(16,034)	(16,034)
Other comprehensive income (loss)	0	0	10	0	10
Total comprehensive income (loss)	0	0	10	(16,034)	(16,024)
Exercise of warrants	2	1,026	0	0	1,028
Share-based compensation	0	1,270	0	0	1,270
Balance at Jun. 30, 2024	186	208,547	(8)	(190,856)	17,869
Balance at Mar. 31, 2024	185	207,575	(10)	(184,551)	23,199
Profit (loss) for the period	0	0	0	(6,305)	(6,305)
Other comprehensive income (loss)	0	0	2	0	2
Total comprehensive income (loss)	0	0	2	(6,305)	(6,303)
Exercise of warrants	1	214	0	0	215
Share-based compensation	0	758	0	0	758
Balance at Jun. 30, 2024	$ 186	$ 208,547	$ (8)	$ (190,856)	$ 17,869